CREDIT RISK AND CONCENTRATION - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk
Cash and cash equivalents			$ 49,968	$ 54,517
Increase or decrease in interest rates of short-term investments that will not significantly affect the fair value of investment portfolio (as a percent)			10.00%
Net sales	[1]		$ 15,753	14,052	$ 15,921
China
Concentration Risk
Net sales			2,577	1,735	$ 1,858
Cash and Cash Equivalents | Countries Other than US | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents			$ 33,500	$ 43,200
Accounts Receivable | Customer Concentration Risk | Customer A
Concentration Risk
Concentration of risk (as a percent)			0.00%	0.00%
Accounts Receivable | Customer Concentration Risk | Customer B
Concentration Risk
Concentration of risk (as a percent)			79.00%	88.00%
Net sales			$ 10,000
Accounts Receivable | Customer Concentration Risk | Customer B | Subsequent Event
Concentration Risk
Net sales		$ 2,200
Subsidiaries | China
Concentration Risk
Cash and cash equivalents			15,300	$ 13,500
Subsidiaries | Cash and Cash Equivalents | China | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents			$ 15,300	$ 13,500

[1]	Revenue recognized for the years ended December 31, 2023, 2022 and 2021 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.1 million, $0.3 million and $0.4 million, respectively.